UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8721

Name of Fund:  Merrill Lynch Global Technology Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Global Technology Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


Merrill Lynch Global Technology Fund, Inc.


Schedule of Investments as of June 30, 2006                                                                     (in U.S. dollars)
                                                  Shares
Country             Industry                        Held    Common Stocks                                               Value
Bermuda - 0.7%      Semiconductors &              38,200    Marvell Technology Group Ltd. (a)(b)                   $    1,693,406
                    Semiconductor
                    Equipment - 0.7%

                                                            Total Common Stocks in Bermuda                              1,693,406


Canada - 0.8%       Communications               115,500    Sierra Wireless, Inc. (a)                                   2,083,620
                    Equipment - 0.8%

                                                            Total Common Stocks in Canada                               2,083,620


Finland - 1.0%      Communications               124,200    Nokia Oyj (b)                                               2,516,292
                    Equipment - 1.0%

                                                            Total Common Stocks in Finland                              2,516,292


France - 1.2%       Software - 1.2%              105,700    Business Objects SA (a)(b)                                  2,875,040

                                                            Total Common Stocks in France                               2,875,040


Singapore - 1.1%    Electronic Equipment &       253,400    Flextronics International Ltd. (a)                          2,691,108
                    Instruments - 1.2%

                                                            Total Common Stocks in Singapore                            2,691,108


South Korea - 1.8%  Electronic Equipment &       103,800    LG. Philips LCD Co., Ltd. (a)(b)(e)                         1,880,856
                    Instruments - 0.7%

                    Semiconductors &               4,100    Samsung Electronics Co., Ltd.                               2,605,987
                    Semiconductor
                    Equipment - 1.1%

                                                            Total Common Stocks in South Korea                          4,486,843


Taiwan - 1.0%       Computers &                1,427,000    Acer, Inc.                                                  2,507,839
                    Peripherals - 1.0%

                                                            Total Common Stocks in Taiwan                               2,507,839

United              Commercial Services &         85,200    Monster Worldwide, Inc. (a)                                 3,634,632
States - 92.3%      Supplies - 1.5%

                    Communications               325,900    Arris Group, Inc. (a)                                       4,275,808
                    Equipment - 16.8%            349,100    Cisco Systems, Inc. (a)                                     6,817,923
                                                 524,600    Ditech Networks, Inc. (a)                                   4,574,512
                                                 142,100    F5 Networks, Inc. (a)(e)                                    7,599,508
                                                  84,700    Foundry Networks, Inc. (a)                                    902,902
                                                 357,500    Motorola, Inc.                                              7,203,625
                                                  51,200    Netgear, Inc. (a)                                           1,108,480
                                                 397,500    Powerwave Technologies, Inc. (a)                            3,625,200
                                                 124,600    QUALCOMM, Inc.                                              4,992,722
                                                  27,700    Redback Networks, Inc. (a)                                    508,018
                                                                                                                   --------------
                                                                                                                       41,608,698

                    Computers &                  110,400    Apple Computer, Inc. (a)                                    6,306,048
                    Peripherals - 13.0%          401,600    EMC Corp. (a)                                               4,405,552
                                                 336,900    Emulex Corp. (a)                                            5,481,363
                                                  95,700    Hewlett-Packard Co.                                         3,031,776
                                                 101,500    Hutchinson Technology, Inc. (a)                             2,195,445
                                                 267,900    Novatel Wireless, Inc. (a)(e)                               2,780,802
                                                  80,500    Rackable Systems, Inc. (a)                                  3,178,945
                                                  42,200    Sandisk Corp. (a)                                           2,151,356
                                                 644,200    Sun Microsystems, Inc. (a)                                  2,673,430
                                                                                                                   --------------
                                                                                                                       32,204,717

                    Electronic Equipment &       527,300    Bell Microproducts, Inc. (a)                                2,857,966
                    Instruments - 3.0%           156,000    Cogent, Inc. (a)(e)                                         2,350,920
                                                  83,300    Jabil Circuit, Inc.                                         2,132,480
                                                                                                                   --------------
                                                                                                                        7,341,366

                    Household Durables - 1.7%    327,900    Directed Electronics, Inc. (a)                              4,302,048

                    IT Services - 4.0%            52,100    Alliance Data Systems Corp. (a)                             3,064,522
                                                  49,600    Automatic Data Processing, Inc.                             2,249,360
                                                  45,700    Global Payments, Inc.                                       2,218,735
                                                  64,800    Paychex, Inc.                                               2,525,904
                                                                                                                   --------------
                                                                                                                       10,058,521

                    Internet & Catalog            33,200    Amazon.com, Inc. (a)                                        1,284,176
                    Retail - 1.7%                208,000    GSI Commerce, Inc. (a)                                      2,814,240
                                                                                                                   --------------
                                                                                                                        4,098,416

                    Internet Software &           51,900    Digital Insight Corp. (a)                                   1,779,651
                    Services - 17.2%             319,400    eBay, Inc. (a)(e)                                           9,355,226
                                                 453,800    Earthlink, Inc. (a)                                         3,929,908
                                                   2,100    Google, Inc. Class A (a)                                      880,593
                                                  69,000    Infospace, Inc. (a)                                         1,564,230
                                                 171,400    VeriSign, Inc. (a)(e)                                       3,971,338
                                                 166,500    WebSideStory, Inc. (a)                                      2,031,300
                                                 584,100    Yahoo!, Inc. (a)(e)                                        19,275,300
                                                                                                                   --------------
                                                                                                                       42,787,546

                    Media - 6.0%               3,144,800    Sirius Satellite Radio, Inc. (a)(e)                        14,937,800

                    Semiconductors &             265,349    AMIS Holdings, Inc. (a)                                     2,653,490
                    Semiconductor                172,200    Atheros Communications, Inc. (a)                            3,264,912
                    Equipment - 15.4%            194,200    Broadcom Corp. Class A (a)                                  5,835,710
                                                 278,000    Genesis Microchip, Inc. (a)(e)                              3,213,680
                                                 312,400    Intel Corp.                                                 5,919,980
                                                  40,900    Intersil Corp. Class A                                        950,925
                                                  48,200    Kla-Tencor Corp.                                            2,003,674
                                                 254,400    RF Micro Devices, Inc. (a)                                  1,518,768
                                                 115,700    Sirf Technology Holdings, Inc. (a)                          3,727,854
                                                 249,600    Texas Instruments, Inc.                                     7,560,384
                                                  33,400    Volterra Semiconductor Corp. (a)                              509,684
                                                  51,300    Xilinx, Inc.                                                1,161,945
                                                                                                                   --------------
                                                                                                                       38,321,006

                    Software - 12.0%             218,500    Activision, Inc. (a)(e)                                     2,486,530
                                                  36,100    Adobe Systems, Inc. (a)                                     1,095,996
                                                 126,500    Electronic Arts, Inc. (a)                                   5,444,560
                                                 390,100    Microsoft Corp.                                             9,089,330
                                                 462,600    Novell, Inc. (a)                                            3,067,038
                                                 207,600    Salesforce.com, Inc. (a)(e)                                 5,534,616
                                                 153,400    Symantec Corp. (a)                                          2,383,836
                                                  32,300    Synopsys, Inc. (a)                                            606,271
                                                                                                                   --------------
                                                                                                                       29,708,177

                                                            Total Common Stocks in the United States                  229,002,927

                                                            Total Common Stocks
                                                            (Cost - $269,979,497) - 99.9%                             247,857,075


                                              Beneficial
                                                Interest    Short-Term Securities
                                         $     1,618,475    Merrill Lynch Liquidity Series, LLC
                                                            Cash Sweep Series I, 4.78% (c)(f)                           1,618,475
                                              53,834,600    Merrill Lynch Liquidity Series, LLC
                                                            Money Market Series, 5.22% (c)(d)(f)                       53,834,600

                                                            Total Short-Term Securities
                                                            (Cost - $55,453,075) - 22.4%                               55,453,075

                                                            Total Investments (Cost - $325,432,572*) - 122.3%         303,310,150
                                                            Liabilities in Excess of Other Assets - (22.3%)          (55,305,628)
                                                                                                                   --------------
                                                            Net Assets - 100.0%                                    $  248,004,522
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                $     326,365,527
                                                  =================
    Gross unrealized appreciation                 $       5,528,971
    Gross unrealized depreciation                      (28,584,348)
                                                  -----------------
    Net unrealized depreciation                   $    (23,055,377)
                                                  =================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Interest
    Affiliate                                   Activity          Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                     $   (8,376,195)     $   71,432
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                     $    4,941,800      $   26,481


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Represents the current yield as of 6/30/2006.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Technology Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Technology Fund, Inc.


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Technology Fund, Inc.


Date:  August 23, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Technology Fund, Inc.


Date:  August 23, 2006